Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segment’s Revenue and Income

The following tables present a summary of each reportable segment’s revenue and income from continuing operations—excluding the e-bicycle sales segment, which is disclosed as a discontinued operation for the six months ended March 31, 2024, and 2025:

	Six months Ended March 31, 2024
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Revenue from external customers	$5,847,751	$739,390	$216,821	$6,803,962
Segment loss before tax and share of loss of equity method investments	(172,846)	(1,825,115)	(1,171,071)	(3,169,032)
Segment gross profit margin	4.4%	43.7%	14.4%	8.9%

	Six months Ended March 31, 2025
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Revenue from external customers	$5,518,183	$636,356	$410,828	$6,565,367
Segment loss before tax and share of loss of equity method investments	(88,207)	(95,106)	(729,628)	(912,941)
Segment gross profit margin	4.5%	41.7%	38.9%	10.2%

Schedule of Reconciliation from Reportable Segment Income

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the six months ended March 31, 2024 and 2025:

	Six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Net revenues
Battery cells and packs sales	$5,847,751	$5,518,183
Electronic control system sales	739,390	636,356
Others	216,821	410,828
Total net revenues	6,803,962	6,565,367

Cost of revenues
Battery cells and packs sales	5,592,773	5,271,930
Electronic control system sales	416,635	370,868
Others	185,670	251,101
Total cost of revenues	6,195,078	5,893,899

Gross profit
Battery cells and packs sales	254,978	246,253
Electronic control system sales	322,755	265,488
Others	31,151	159,727
Total Gross profit	608,884	671,468

Reconciliation of profit or loss:
Selling and marketing	(149,223)	(117,772)
General and administrative	(1,837,698)	(1,200,042)
Research and development	(395,435)	(389,572)
Total operating expenses	(2,382,356)	(1,707,386)

Loss from operations	(1,773,472)	(1,035,918)

Fair value changes in contingent asset	(310,667)	-
Impairment loss of goodwill	(1,362,044)	-
Other income	277,151	122,977
Loss from continuing operations before income tax and share of loss of equity method investments	$(3,169,032)	$(912,941)
Loss from discontinued operations before income tax and share of loss of equity method investments	(1,472,451)	(165,626)
Loss before income tax and share of loss of equity method investments	(4,641,483)	(1,078,567)